UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Emmett Ryan
Title: Chief Compliance Officer
Phone: 203 642-3228

Signature, Place, and Date of Signing:

 /s/ Emmett Ryan           Darien, CT                  01/20/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $307,414,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----
BARRICK GOLD CORP  	      COM                067901108         967   18180 SH           SOLE                18180      0       0
ELDORADO GOLD CORP            COM                284902103       21042 1133121 SH           SOLE               824604      0  308517
EXETER RESOURCE CORP          COM                301835104        5704  918521 SH           SOLE               691099      0  227422
GAMMON GOLD INC               COM                36467T106       21038 2568701 SH           SOLE              1873010      0  695691
GOLD FIELDS LTD-SPONS ADR     ADRS               38059T106       12018  662865 SH           SOLE               489366      0  173499
GOLDCORP INC                  COM                380956409         972   21140 SH           SOLE                21140      0       0
GOLDEN STAR RESOURCES LTD     COM                38119T104       13871 3022058 SH           SOLE              2222297      0  799761
GREAT BASIN GOLD LTD          COM                390124105       19804 6690703 SH           SOLE              4877316      0 1813387
IAMGOLD CORPORATION           COM                450913108       18067 1014987 SH           SOLE               742251      0  272736
IVANHOE MINES                 COM                46579N103       29661 1294089 SH           SOLE               936241      0  357848
JAGUAR MINING INC             COM                47009M103       18342 2572508 SH           SOLE              1879674      0  692834
MINEFINDERS                   COM                602900102       16327 1478909 SH           SOLE              1083275      0  395634
NEVSUN RESOURCES LTD          COM                64156L101       12976 1723235 SH           SOLE              1253317      0  469918
NEW GOLD INC                  COM                644535106       16024 1641768 SH           SOLE              1203272      0  438496
NEWMONT MINING CORP           COM                651639106         992   16150 SH           SOLE                16150      0       0
NORTHERN DYNASTY MINERALS     COM                66510M204       17034 1192022 SH           SOLE               866161      0  325861
SEABRIDGE GOLD INC            COM                811916105       25555  832953 SH           SOLE               604766      0  228187
SPDR GOLD TRUST               ETF                78463V107        2514   18120 SH           SOLE                18120      0       0
OSISKO EXPLORATION 	      COM		 688278100        7595  523106 SH           SOLE               393393      0  129713
EUROPEAN GOLDFIELDS LTD       COM                298774100       26257 1884944 SH           SOLE              1367963      0  516981
DETOUR GOLD CORP              COM                250669108       18552  635556 SH           SOLE               462770      0  172786
EXTORRE GOLD MINES LTD        COM                30227B109        2103  312610 SH           SOLE               223320      0   89290